Cost Analysis	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cost Analysis
4. Cost Analysis
Continuing operations

	2022	2021	2020
	$m	$m	$m
Cost of sales analysis
Raw materials and goods for resale	7,446	6,304	5,137
Employment costs (note 7)	3,978	3,770	3,565
Energy conversion costs	2,106	1,513	1,241
Repairs and maintenance	1,230	1,158	1,080
Depreciation, amortisation and impairment (i)	1,389	1,379	1,577
Change in inventory	(655)	(392)	33
Other production expenses (primarily sub-contractor costs)	6,350	5,618	4,690
Total	21,844	19,350	17,323

Operating costs analysis
Selling and distribution costs	5,003	4,613	4,235
Administrative expenses	1,982	1,912	2,304
Total	6,985	6,525	6,539
(i) Depreciation, amortisation and impairment analysis

	Cost of sales			Operating costs			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Depreciation and depletion (note 13, 20)	1,389	1,379	1,323	229	234	227	1,618	1,613	1,550
Amortisation of intangible assets (note 14)	-	-	-	103	46	44	103	46	44
Impairment of property, plant and equipment (note 13, 20) (ii)	-	-	254	-	-	9	-	-	263
Impairment of intangible assets (note 14) (ii)	-	-	-	-	-	410	-	-	410
Total	1,389	1,379	1,577	332	280	690	1,721	1,659	2,267

(ii) Total impairment charges for the year ended 31 December 2022 amounted to $nil million (2021: $nil million, 2020: $827 million, including a charge of
$154 million related to equity accounted investments).